COMMITMENTS AND CONTINGENCIES - Operating lease and purchase commitments (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Operating lease commitments
2018	¥ 1,823,626
2019	2,539,224
2020	2,518,195
2021	2,413,641
2022	2,284,216
Thereafter	13,508,772
Total	25,087,674
Purchase commitments
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	¥ 160,334